OTHER EXPENSES/(INCOME), NET	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
OTHER EXPENSES/(INCOME), NET
8. OTHER EXPENSES/(INCOME), NET

Other expenses, net are as follows:

	For the years ended December 31,
	2022	2021	2020
	(€ thousand)
Other expenses	33,994	13,666	25,067
Other income	(12,446)	(8,105)	(6,592)
Other expenses, net	21,548	5,561	18,475
Other expenses primarily include indirect taxes, provisions and other miscellaneous expenses. Other income primarily includes rental income, gains on the disposal of property plant and equipment and other miscellaneous income. Other expenses, net in 2021 include releases of provisions relating to legal disputes following developments favorable to Ferrari.